Assets and Liabilities Held for Sale and Discontinued Operations - Narrative (Details) $ in Thousands						1 Months Ended	4 Months Ended	6 Months Ended
	May 31, 2022 USD ($)	Apr. 05, 2022 carrier	Jan. 27, 2022 USD ($) shares	Jan. 26, 2022 USD ($) subsidiary	Apr. 15, 2021 USD ($) shares	Apr. 05, 2022 subsidiary	Apr. 15, 2021 USD ($)	Jun. 30, 2022 USD ($) subsidiary	Jun. 30, 2021 USD ($)	Feb. 17, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 25, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of administrative services agreement								1 year
Operating expenses								$ 164,309	$ 81,615
Golar Kelvin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee fee, percent on outstanding principal balanaces						0.50%
Golar Kelvin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Subsidiary disposal, phased completion dates corresponding with date respective subsidiary debt was assumed by CoolCo | subsidiary						2
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel price				$ 145,000
Lease obligations | Golar Kelvin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guaranty liabilities								226,900
Loan To Related Party | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes receivable, related party								$ 25,000			$ 25,000
Notes receivable, related party, term								24 months
The Cool Pool Limited | Net (loss)/income from discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating expenses								$ 2,000
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		31.30%				31.30%		31.30%
Ownership interest in subsidiary												100.00%
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 275,000
Debt instrument, face amount										$ 570,000
CoolCo | EPS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 150,000
Number of shares issued (in shares) | shares			15,000,000
CoolCo | Norwegian Markets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds for shares issued			$ 125,000
EPS | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		37.50%				37.50%		40.00%
Public | CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage		31.30%				31.30%		28.70%
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold | subsidiary								13
Guarantee fee, percent on outstanding principal balanaces								0.50%
Number of carriers continued to provide commercial and technical management to CoolCo for | carrier		8
Gain on disposal								$ (10,060)	0
Net loss from discontinued operations								194,892	(25,565)
Cash sale proceeds								218,200
Discontinued operation, consideration, value of shares received								127,100
CoolCo | Lease obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guaranty liabilities								226,900
CoolCo | Ship management and administrative service fees | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								2,400
CoolCo | Debt guarantee fees | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								300
CoolCo | Commitment fees | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								100
CoolCo | Pool expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								2,000
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage disposed	100.00%
Consideration received	$ 352,500
Working capital adjustment	$ 2,500
Period of continuing involvement	160 days
Gain on disposal								123,299	0
Net loss from discontinued operations								699	$ (710)
Cash sale proceeds	$ 350,000
Golar LNG NB 13 Corporation | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								100
Golar LNG NB 13 Corporation | Bareboat Expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bareboat expenses accrued								800
Golar Partners and Hygo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received					$ 876,300		$ 876,300
Gain on disposal							575,056
Net loss from discontinued operations							6,892
Golar Partners and Hygo | Ship management and administrative service fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								7,000
Golar Partners and Hygo | Charter and debt guarantee fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								1,000
Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations							(8,116)
Cash sale proceeds					80,800
Golar LNG Partners | Hilli LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash dividends paid								14,900
Cost indemnification								2,100
Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations							$ 15,008
Cash sale proceeds					$ 50,000
Discontinued operation, consideration, shares received (in shares) | shares					18,600,000
Discontinued operation, consideration, value of shares received					$ 745,400
Hygo Energy Transition Ltd | Long-term debt obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guaranty liabilities								372,200
Hygo Energy Transition Ltd | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal								$ 500
The Vessel SPA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold | subsidiary				9
Number of TFDE vessels disposed | subsidiary				8
Subsidiary disposal, phased completion dates corresponding with date respective subsidiary debt was refinanced | subsidiary						6
ICBCL VIE loans | Golar Kelvin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary						2